Lease liability (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Lease liability
Interest on lease liabilities	$ 380	$ 365
Incremental borrowing rate at time of transition	14.00%	14.00%
Total cash outflow for the lease	$ 707	$ 744